Vessels	12 Months Ended
Dec. 31, 2015
Vessels [Abstract]
Vessels
9.      Vessels:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2013	$517,225	$(95,696)	$421,529
- Vessels acquired and delivered	7,786	-	7,786
- Vessels sold	(51,623)	21,662	(29,961)
- Depreciation for the year	-	(18,162)	(18,162)
Balance, December 31, 2014	473,388	(92,196)	381,192
- Vessels acquired and delivered	7,294	-	7,294
- Vessels sold	(336)	157	(179)
- Depreciation for the year	-	(17,289)	(17,289)
Balance, December 31, 2015	$480,346	$(109,328)	$371,018

On May 1, 2015, the newly-constructed non-self-propelled barge, PT40, with a total cost of $7,294, became operational in the Company's service center in Vancouver.

On March 16, 2015, the Company completed the disposal and delivered the single hull bunkering tanker Tapuit to an unaffiliated third-party purchaser for an aggregate price of $49. The loss on the disposal of $130 was calculated as the net sales price less the carrying value of the vessel of $179. This loss is included under the loss on sale of vessels in the consolidated statements of income.

During the fourth quarter of 2014, the Company completed the purchase and replacement of the main engine of its motor launch in Fujairah for an amount of $199. The new engine is expected to extend the useful life of the motor launch for 5 years.

On November 7, 2014, the Company completed the sale of the vessel Aegean Daisy, a 4,935 dwt double hull bunkering tanker, to an unaffiliated third-party purchaser and generated net proceeds of $1,459. The gain on sale of $413 was calculated as the net sales price less the carrying value of the vessel of $676 and the carrying value of unamortized dry-docking costs of $370. The gain is included under the loss on sale of vessels in the accompanying consolidated statements of income.

On September 5, 2014, the Company completed the sale of the vessel Leader, an 83,890 dwt double hull floating storage facility, to an unaffiliated third-party purchaser and generated net proceeds of $7,298. The loss on sale of $9,695 was calculated as the net sales price less the carrying value of the vessel of $16,330 and the carrying value of unamortized dry-docking costs of $663. The loss is included under the loss on sale of vessels in the accompanying consolidated statements of income.

On August 15, 2014, the Company's subsidiary, ICS Petroleum Ltd, completed the sale of the vessel PT36, a 3,730 dwt single hull bunkering barge, to an unaffiliated third-party purchaser and generated net proceeds of $399 (CAD 450,000). The gain on sale of $230 was calculated as the net sales price less the carrying value of the vessel of $164 and its unamortized dry-docking cost of $5. The gain is included under the loss on sale of vessels in the accompanying consolidated statements of income.

On August 5, 2014, the Company completed the sale of the vessel Aegean XII, a 3,680 dwt double hull bunkering tanker, to an unaffiliated third-party purchaser and generated net proceeds of $900. The loss on sale of $4,963 was calculated as the net sales price less the carrying value of the vessel of $5,693 and the carrying value of unamortized dry-docking costs of $170. The loss is included under the loss on sale of vessels in the accompanying consolidated statements of income.

On May 27, 2014, the Company entered into a Memorandum of Agreement to sell the vessel Aegean XI, an 11,050 dwt double hull bunkering tanker, to a third-party purchaser, and generated net proceeds of $2,400. The vessel was sold and delivered to its new owners on July 3, 2014. The gain on sale of $658 was calculated as the net sales price less the carrying value of the vessel and is included under the loss on sale of vessels in the accompanying consolidated statements of income.

On March 28, 2014, the Company completed the sale of the vessel Aegean X to an unaffiliated third-party purchaser and generated net proceeds of $1,700. The gain on sale of $493 was calculated as the net sales price less the carrying value of the vessel of $460 and the carrying value of unamortized dry-docking costs of $747. This gain is included under the loss on sale of vessels in the accompanying consolidated statements of income.

On March 25, 2014, the Company's subsidiary, Aegean Barges NV, took delivery of a Belgian-flagged 4,100 dwt (built in 2006) in-land waterway double hull bunkering tanker, the Elveba (renamed "New Jersey"), to deploy in the A.R.A. region. The vessel was purchased from a third-party purchaser for $7,587 (€5,500,000).

On March 10, 2014, the Company entered into a Memorandum of Agreement to sell the vessel Aegean Flower, a 6,523 dwt double hull bunkering tanker, to a third-party purchaser, and generated net proceeds of $2,000. The vessel was delivered to its new owners on April 1, 2014. The resulting impairment loss of $4,062 is included under "Vessel impairment charge" in the accompanying consolidated statements of income.

Cost of vessels at December 31, 2015 and 2014, includes $50,121 and $46,777, respectively, of amounts not included in the contract price of the vessels but which were material expenses incurred upon acquisition and are capitalized in accordance with the accounting policy discussed in Note 2.

As of December 31, 2015, all of the Company's operational vessels except for the Mediterranean, Aegean Rose, Aegean Princess, Aegean Breeze I, Aegean Tiffany, PT25, PT22, PT40, Willem Sr., Florida, Aegean Orion and Colorado, having total carrying value of $341,146 , were mortgaged under the Company's various debt agreements.